As filed with the Securities and Exchange Commission on May 29, 2014

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                             MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2014 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 100.24%                      $ 88,131,025
            =========================================================
            (Cost $83,106,991)

            APPAREL CLOTHING - 5.05%                        4,443,233
            ---------------------------------------------------------
     10     Michael Kors Holdings Ltd.*                           933
 38,750     Under Armour, Inc. (Class A)*                   4,442,300

            AUTOMOBILE MANUFACTURERS - 2.94%                2,583,738
            ---------------------------------------------------------
 12,395     Tesla Motors, Inc.*                             2,583,738

            BIOTECHNOLOGY - 13.65%                         11,997,301
            ---------------------------------------------------------
 28,615     Alexion Pharmaceuticals, Inc.*                  4,353,200
 16,435     Biogen Idec, Inc.*                              5,026,973
      5     Celgene Corp.*                                        698
 17,590     Illumina, Inc.*                                 2,614,929
      5     Regeneron Pharmaceuticals, Inc.*                    1,501

            BUSINESS SOFTWARE & SERVICES - 21.08%          18,529,343
            ---------------------------------------------------------
      5     FireEye, Inc.*                                        308
      5     NetSuite, Inc.*                                       474
 85,395     Salesforce.com, Inc.*                           4,875,201
 44,190     ServiceNow, Inc.*                               2,647,865
 36,680     Splunk, Inc.*                                   2,622,253
 26,385     Tableau Software, Inc. (Class A)*               2,007,371
 69,735     Workday, Inc. (Class A)*                        6,375,871

            COMPUTER HARDWARE - 0.00%                           2,684
            ---------------------------------------------------------
      5     Apple, Inc.                                         2,684


            INTERNET SOCIAL MEDIA - 19.78%                 17,392,115
            ---------------------------------------------------------
110,070     Facebook, Inc. (Class A)*                       6,630,617
 14,375     LinkedIn Corp. (Class A)*                       2,658,512
 73,525     Twitter, Inc.*                                  3,431,412
 60,725     Yelp, Inc.*                                     4,671,574

            INTERNET SOFTWARE & SERVICES - 14.96%          13,156,979
            ---------------------------------------------------------
      5     Amazon.com, Inc.*                                   1,682
      5     Baidu, Inc. - ADR*                                    761
      5     Google, Inc. (Class A)*                             5,573
  6,230     Netflix, Inc.*                                  2,193,147
  3,480     The Priceline Group, Inc.*                      4,147,777
 29,975     TripAdvisor, Inc.*                              2,715,435
     10     Yahoo!, Inc.*                                         359
 46,450     Zillow, Inc. (Class A)*                         4,092,245

            PACKAGED FOODS - 2.93%                          2,576,924
            ---------------------------------------------------------
 24,405     Keurig Green Mountain, Inc.                     2,576,924

            RENEWABLE ENERGY - 7.54%                        6,626,759
            ---------------------------------------------------------
 41,120     SolarCity Corp.*                                2,574,934
215,065     SunEdison, Inc.*                                4,051,825

            RESTAURANTS - 5.51%                             4,839,786
            ---------------------------------------------------------
  8,520     Chipotle Mexican Grill, Inc.*                   4,839,786

            SEMICONDUCTOR EQUIPMENT - 6.80%                 5,982,163
            ---------------------------------------------------------
350,860     GT Advanced Technologies, Inc.*                 5,982,163


            EXCHANGE TRADED FUNDS - 0.00%                       3,064
            =========================================================
            (Cost $2,374)
     10     iShares Russell 2000 Index                          1,163
     10     PowerShares QQQ                                       877
      5     ProShares Ultra QQQ                                   497
      5     ProShares Ultra S&P 500                               527

            TOTAL INVESTMENT SECURITIES - 100.24%          88,134,089
            =========================================================
            (Cost $83,109,365)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%  (211,756)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 87,922,333
            =========================================================
            Equivalent to $17.77 per share


           *Non-income producing


The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments                  $ 83,109,365
                                       ==========
Gross unrealized appreciation           9,402,567
Gross unrealized depreciation          (4,377,843)
                                       ----------
Net unrealized appreciation          $  5,024,724


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-cussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:


Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2014:

                                       Level 1   Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Business Software & Services   $  18,529,343     -        -   $  18,529,343
   Internet Social Media             17,392,115     -        -      17,392,115
   Internet Software & Services      13,156,979     -        -      13,156,979
   Biotechnology                     11,997,301     -        -      11,997,301
   Renewable Energy                   6,626,759     -        -       6,626,759
   Semiconductor Equipment            5,982,163     -        -       5,982,163
   Restaurants                        4,839,786     -        -       4,839,786
   Apparel Clothing                   4,443,233     -        -       4,443,233
   Automobile Manufacturers           2,583,738     -        -       2,583,738
   Packaged Foods                     2,576,924     -        -       2,576,924
   Computer Hardware                      2,684     -        -           2,684
                                    ------------------------------------------
Total Common Stocks                  88,131,025     -        -      88,131,025

Exchange Traded Funds                     3,064     -        -           3,064
                                    ------------------------------------------
Total Investments                 $  88,134,089     -        -   $  88,134,089
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There  were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider trans-fers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value mea-surements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.



SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: May 29, 2014


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Executive Officer

Date: May 29, 2014